Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) customer Agency	Sep. 30, 2022	Dec. 31, 2022 USD ($)
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 2,769,636		$ 3,171,196
Accounts receivable	434,069		502,443
Current liabilities denominated in RMB	1,715,757		1,219,938
Cash Cash Equivalents And Short Term Investments | Concentration of credit risk | China
Significant Accounting Policies
Cash, cash equivalents and short-term investments	2,400,000		2,500,000
Cash Cash Equivalents And Short Term Investments | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 2,316,600		$ 1,816,800
Percentage of benchmark derived from specified source	84.00%		57.00%
Consolidated net revenues benchmark | Customer concentration risk
Significant Accounting Policies
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	5.00%	5.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	12.00%		15.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Accounts receivable	$ 434,100		$ 502,400
Current liabilities | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Percentage of benchmark derived from specified source	52.00%		80.00%
Current liabilities denominated in RMB	$ 898,600		$ 971,600
Current liabilities | Concentration of foreign currency risks | RMB | Convertible notes
Significant Accounting Policies
Current liabilities denominated in RMB	$ 800,000
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Significant Accounting Policies
Percentage of benchmark derived from specified source	40.00%	43.00%
Number of advertising agencies | Agency	10